Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Business Acquisitions
The fair value of the purchase price and the preliminary allocation of the purchase price is as follows (in thousands):

Series B convertible preferred stock	$203,000
Preferred stock discount	(2,883)
Total fair value of purchase price	$200,117
The fair value of the purchase price and preliminary allocation of the purchase price is as follows (in thousands):

Term loan	$5,000
Less working capital adjustments	(733)
Fair value of Ashford Inc. common stock issued	3,748
Stock consideration payable	500
Fair value of contingent consideration	1,384
Purchase price consideration	$9,899

The fair value of the purchase price and final allocation of the purchase price is as follows (in thousands):

Cash	$9,176
Term loan	10,000
Fair value of Ashford Inc. common stock	5,063
Fair value of contingent consideration	1,196
Purchase price consideration	25,435
Fair value of redeemable noncontrolling interest	2,724
Total fair value of purchase price	$28,159
The fair value of the purchase price and the preliminary allocation of the purchase price is as follows (in thousands):

Series B cumulative convertible preferred stock	$203,000
Preferred stock discount	(2,883)
Total fair value of purchase price	$200,117

	Fair Value	Estimated Useful Life
Current assets including cash	$3,878
Furniture, fixtures and equipment	47
Goodwill	53,517
Management contracts	188,800	30 years
Total assets acquired	246,242
Current liabilities	2,378
Deferred tax liability	43,747
Total assumed liabilities	46,125
Net assets acquired	$200,117

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

	Fair Value	Estimated Useful Life
Current assets	$754
Furniture, fixtures and equipment	2,055	5 years
Goodwill	5,357
Trademarks	350
Customer relationships	2,200	15 years
Total assets acquired	10,716
Current liabilities	567
Noncurrent liabilities	250
Total assumed liabilities	817
Net assets acquired	$9,899

	Fair Value	Estimated Useful Life
Current assets including cash	$3,878
Furniture, fixtures and equipment	47
Goodwill	53,517
Management contracts	188,800	30 years
Total assets acquired	246,242
Current liabilities	2,378
Deferred tax liability	43,747
Total assumed liabilities	46,125
Net assets acquired	$200,117

The fair value of the equity consideration of $425,000 is allocated as follows (in thousands):

	Fair Value	Estimated Useful Life
Cash	$129
Furniture, fixtures and equipment	170	3 years
Customer relationships	175	5 years
Goodwill	782
Total assets acquired	1,256
Line of credit	100
Note payable	375
Other assumed liabilities, net	356
Total assumed liabilities	831
Net assets acquired	$425

	Fair Value	Estimated Useful Life
Current assets including cash	$6,564
Furniture, fixtures and equipment	15,633	5 years
Goodwill	5,384
Trademarks	3,201
Customer relationships	6,519	7 years
Other assets	129
Total assets acquired	37,430
Current liabilities	7,080
Notes payable, current	445
Deferred income	1,213
Note payable, non-current	533
Total assumed liabilities	9,271
Net assets acquired	$28,159

	Fair Value	Estimated Useful Life
Current assets including cash	$3,878
Furniture, fixtures and equipment	47
Goodwill	53,517
Management contracts	188,800	30 years
Total assets acquired	246,242
Current liabilities	2,378
Deferred tax liability	43,747
Total assumed liabilities	46,125
Net assets acquired	$200,117

Pro Forma Information
The following table reflects the unaudited pro forma results of operations as if the Premier and BAV acquisitions had occurred and the indebtedness associated with those acquisitions was incurred on January 1, 2018, and the removal of $6,000 and $376,000 of transaction costs directly attributable to the acquisitions for the three and six months ended June 30, 2019 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Total revenue	$63,466	$65,117	$128,705	$124,386
Net income (loss)	(335)	11,518	596	8,251
Net income (loss) attributable to the Company	106	11,559	1,122	8,391

The following table reflects the unaudited pro forma results of operations as if the Premier, J&S and Pure Wellness acquisitions had occurred and the indebtedness associated with those acquisitions was incurred on January 1, 2017, and the removal of $10.3 million and $1.0 million of transaction costs directly attributable to the acquisitions for the years ended December 31, 2018 and 2017, respectively (in thousands):

	Year Ended December 31,
	2018	2017
Total revenue	$213,741	$161,516
Net income (loss)	14,726	(16,382)
Net income (loss) attributable to common stockholders	17,088	(14,590)